Document and Entity Information	Jan. 27, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 27, 2025
Entity File Number	814-01561
Entity Registrant Name	T. Rowe Price OHA Select Private Credit Fund
Entity Central Index Key	0001901164
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	1 Vanderbilt Avenue
Entity Address, Address Line Two	16th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	326-1500
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false